INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 13 - INCOME TAXES

The following table presents the components of net loss before income taxes:

	Years Ended December 31,
	2022	2021
Domestic	$(8,745,293)	$(8,755,881)
(Loss) before provision for income taxes	(8,745,293)	(8,755,881)

There was no income tax for the years ended December 31, 2022 and December 31, 2021. The Company’s tax expense differs from the “statutory” tax expense for the years ended December 31, 2022, and 2021 as noted below:

	For the Years Ended December 31,
	2022		2021
Income tax (benefit) / Expense at federal statutory rate	$(1,836,512)	21.0%	$(1,838,735)	21.0%
Apportioned state income taxes	(131,407)	1.5%	-	0.0%
Stock based compensation	297,653	(3.3)%	(104,601)	1.2%
Rate change	(31,180)	0.3%	(138,284)	1.6%
Return to provision adjustments	(1,515)	0.0%	-	0.0%
Other non-deductible items	-	0.0%	(21,692)	0.2%
Change in valuation allowance	1,702,961	(19.5)%	2,103,312	(24.0)%
Total income tax provision	$-	0.0%	$-	0.0%

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. The tax effects of significant items comprising the Company’s deferred taxes were as follows:

	For the Years Ended December 31,
	2022	2021
Deferred tax assets/(liabilities)
Federal net operating loss carryforwards	$7,606,833	$6,661,795
State net operating loss carryforwards	74,353	-
Stock based compensation	2,738,159	2,502,856
Section 174 research and experimental expenditures	374,926	(73,521)
Other deferred tax assets (liabilities)	(180)	-
Total deferred tax assets	$10,794,091	$9,091,130
Valuation allowance	(10,794,091)	(9,091,130)
Total deferred income taxes	$-	$-

During 2022, immaterial errors were identified in deferred taxes related to certain federal and state net operating losses (NOLs). The 2021 amounts in the tables above have been adjusted which resulted in the reduction of the federal net operating loss carryforwards, the state net operating loss carryforwards, stock-based compensation, and Section 174 research and experimental expenditures as of December 31, 2021 within gross deferred tax assets as previously disclosed by approximately $11.0 million, $3.1 million, $400,000, and $100,000, respectively, with a corresponding decrease in the valuation allowance of $14.6 million. Corresponding adjustments were made to the rate reconciliation table including an adjustment to the apportioned state income taxes by approximately $(400,000) for the year ended December 31, 2021.

ASC 740 Income Taxes requires that the tax benefit of net operating losses (“NOLs”), temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Management believes that realization of the deferred tax assets arising from the above-mentioned future tax benefits from operating loss carryforwards is currently not more likely than not and, accordingly, has provided a valuation allowance. The valuation allowance increased by $1.7 million for the year ended December 31, 2022 and increased by $2.1 million for the year ended December 31, 2021.

As of December 31, 2022 and 2021 the Company’s deferred tax asset contains the tax effect of approximately $36.2 million and $31.7 million of Federal NOLs, respectively. The Federal NOLS' generated prior to December 31, 2017 were written off of the deferred tax asset, while NOLs generated subsequent to this date remain. Under the new Tax Cuts and Jobs Act, all Federal NOLs incurred after December 31, 2017 are carried forward indefinitely for Federal tax purposes.

	Net Operating Losses recorded as Federal deferred tax asset	Net Operating Losses recorded as State deferred tax asset
2023 through 2037	$-	$-
Total expiring operating losses (incurred prior to December 31, 2017)	-	-
Non-expiring operating losses (incurred after December 31, 2017)	36,223,016	1,351,870
Total Operating Loss	$36,223,016	$1,351,870

In the ordinary course of its business the Company incurs costs that, for tax purposes, may be qualified research expenditures within the meaning of IRC Code Sec. 41 and are, therefore, may be eligible for the Increasing Research Activities credit under IRC Code Sec. 41. The Company has not claimed a credit pursuant to IRC Code Sec. 41 on its federal returns, i.e. no deferred tax asset on the books.

As of December 31, 2022, the Company has no uncertain tax positions. It is the Company’s policy to account for interest and penalties related to uncertain tax positions as interest expense and general and administrative expense, respectively in its statements of operations. No interest or penalties have been recorded related to the uncertain tax positions.

It is not expected that there will be a significant change in uncertain tax positions in the next 12 months. The Company is subject to U.S. federal and state income tax as well as to income tax in multiple state jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. As of the date of the financial statements, there are no tax examinations in progress. The statute of limitations for tax years ended after December 31, 2018, are open for federal and state tax purposes.

The 2017 Tax Act amended Section 174 of the Internal Revenue Code which affects the Federal tax treatment of research and experimental (R&E) expenditures. Preceding this law change, R&E expenditures were expensed as incurred for Federal Income Tax purposes. In taxable years beginning after December 31, 2021, R&E expenditures must be capitalized and amortized over 5 years for expenditures incurred in the United States, or 15 years for expenditures incurred outside the United States. Due to the nature of the Company’s operations, R&E expenditures are a significant portion of total expenditures.  The Company calculated an estimated amount for income tax provision purposes based on guidance available to determine the capitalized amount.